13. Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment
Schedule of changes in property, plant and equipment
	Balance for 2017	Additions/ (Depreciation)	Disposals	Transfers	Balance for 2018
Total cost of property, plant and equipment, gross	31,166,905	2,746,039	(80,141)	-	33,832,803
Commutation/transmission equipment	18,766,840	8,974	(48,203)	2,078,638	20,806,249
Fiber optic cables	683,971	20	-	78,184	762,175
Leased handsets	2,181,630	-	(15,675)	147,990	2,313,945
Infrastructure	5,652,840	678	(4,562)	484,854	6,133,810
Informatics assets	1,615,325	9	(9,511)	73,505	1,679,328
General use assets	739,439	286	(2,018)	59,132	796,839
Land	40,794	-	-	-	40,794
Construction in progress	1,486,066	2,736,072	(172)	(2,922,303)	1,299,663
					-
Accumulated depreciation	(20,328,417)	(2,371,362)	70,598	-	(22,629,181)
Commutation/transmission equipment	(13,373,003)	(1,610,326)	47,260	-	(14,936,069)
Fiber optic cables	(290,699)	(54,833)	-	-	(345,532)
Leased handsets	(2,016,018)	(124,709)	8,500	-	(2,132,227)
Infrastructure	(2,697,878)	(463,856)	3,844	-	(3,157,890)
Informatics assets	(1,448,694)	(72,885)	9,465	-	(1,512,114)
General use assets	(502,125)	(44,753)	1,529	-	(545,349)

Total property, plant and equipment, net	10,838,488	374,677	(9,543)	-	11,203,622
Commutation/transmission equipment	5,393,837	(1,601,352)	(943)	2,078,638	5,870,180
Fiber optic cables	393,272	(54,813)	-	78,184	416,643
Leased handsets	165,612	(124,709)	(7,175)	147,990	181,718
Infrastructure	2,954,962	(463,178)	(718)	484,854	2,975,920
Informatics assets	166,631	(72,876)	(46)	73,505	167,214
General use assets	237,314	(44,467)	(489)	59,132	251,490
Land	40.794	-	-	-	40.794
Construction in progress	1.486.066	2.736.072	(172)	(2.922.303)	1.299.663

	Balance for	Additions/	Disposals	Transfers	Balance for 2017
	2016	(Depreciation)
Total Cost of Property, Plant and Equipment, Gross	29,259,831	2,308,979	(78,280)	(323,625)	31,166,905
Commutation/transmission equipment		28,694
	17,232,254		(57,683)	1,563,575	18,766,840
Fiber optic cables	600,504	3	-	83,464	683,971
Leased handsets	2,071,334	-	(10,502)	120,798	2,181,630
Infrastructure	5,269,043	238	(15,195)	398,754	5,652,840
Informatics assets	1,550,614	113	(1)	64,599	1,615,325
General use assets	675,682	18	(258)	63,997	739,439
Land	40,794	-	-	-	40,794
Construction in progress	1,819,606	2,279,913	5,359	(2,618,812)	1,486,066

Accumulated Depreciation	(18,175,301)	(2,180,221)	27,104	1	(20,328,417)
Commutation/transmission equipment
	(11,969,208)	(1,417,827)	14,054	(22)	(13,373,003)
Fiber optic cables	(242,709)	(47,990)	-	-	(290,699)
Leased handsets	(1,905,228)	(114,370)	3,580	-	(2,016,018)
Infrastructure	(2,224,932)	(482,463)	9,211	306	(2,697,878)
Informatics assets	(1,372,663)	(76,080)	1	48	(1,448,694)
General use assets	(460,561)	(41,491)	258	(331)	(502,125)

Total property, plant and equipment, net	11,084,530	128,758	(51,176)	(323,624)	10,838,488
Commutation/transmission equipment
	5,263,046	(1,389,133)	(43,629)	1,563,553	5,393,837
Fiber optic cables	357,795	(47,987)	-	83,464	393,272
Leased handsets	166,106	(114,370)	(6,922)	120,798	165,612
Infrastructure	3,044,111	(482,225)	(5,984)	399,060	2,954,962
Informatics assets	177,951	(75,967)	-	64,647	166,631
General use assets	215,121	(41,473)	-	63,666	237,314
Land	40,794	-	-	-	40,794
Construction in progress	1,819,606	2,279,913	5,359	(2,618,812)	1,486,066

Schedule of depreciation rates
Annual rate %
Commutation/transmission equipment	8 to 14.29
Fiber optic cables	4 to 10
Free-leased handsets	14.28 to 50
Infrastructure	4 to 20
Informatics assets	10 to 20
General use assets	10 to 20